Schedule of investments
Nomura Global Growth Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.22%Δ
Brazil — 2.36%
Rede D'Or Sao Luiz 144A #	1,663,615	$ 12,328,921
XP Class A	516,302	8,451,864
		20,780,785
Canada — 2.81%
Alimentation Couche-Tard	322,474	17,611,490
Canadian Natural Resources	210,415	7,122,548
		24,734,038
Denmark — 1.34%
Ascendis Pharma ADR †	55,348	11,802,408
		11,802,408
Finland — 1.97%
Amer Sports †	462,816	17,286,178
		17,286,178
France — 2.00%
Airbus	75,918	17,629,981
		17,629,981
Germany — 4.32%
Fresenius & Co.	201,151	11,524,303
SAP	57,432	13,954,169
Siemens	44,579	12,485,534
		37,964,006
India — 4.71%
Bharti Airtel	559,460	13,131,355
HDFC Bank	1,423,511	15,725,377
NTPC	3,416,340	12,540,496
		41,397,228
Italy — 1.36%
Ferrari	32,165	11,952,974
		11,952,974
Japan — 2.89%
Hoya	103,700	15,728,137
SMC	28,000	9,688,025
		25,416,162
Netherlands — 2.00%
ING Groep	627,419	17,635,640
		17,635,640
Norway — 1.51%
Orkla	1,195,808	13,316,208
		13,316,208
Singapore — 1.42%
Sea ADR †	97,660	12,458,486
		12,458,486
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain — 2.55%
Banco Bilbao Vizcaya Argentaria	954,921	$ 22,399,792
		22,399,792
Taiwan — 4.55%
Taiwan Semiconductor Manufacturing	814,000	40,014,030
		40,014,030
United Kingdom — 2.62%
Ashtead Group	131,808	8,986,564
BAE Systems	609,401	14,025,398
		23,011,962
United States — 60.81%
AbbVie	52,679	12,036,625
Alphabet Class A	69,058	21,615,154
Amazon.com †	88,894	20,518,513
Aon Class A	42,805	15,105,028
Apple	111,141	30,214,792
BJ's Wholesale Club Holdings †	115,865	10,431,326
Blue Owl Capital	613,486	9,165,481
Broadcom	44,550	15,418,755
Capital One Financial	57,714	13,987,565
Carrier Global	205,544	10,860,945
Casey's General Stores	28,352	15,670,434
Coca-Cola	132,596	9,269,786
ConocoPhillips	67,093	6,280,576
CSX	432,906	15,692,843
Eli Lilly & Co.	19,713	21,185,167
Hilton Worldwide Holdings	50,640	14,546,340
Home Depot	39,642	13,640,812
Howmet Aerospace	86,215	17,675,799
Ingersoll Rand	132,685	10,511,306
Intercontinental Exchange	86,840	14,064,606
KLA	15,348	18,649,048
Mastercard Class A	34,683	19,799,831
Meta Platforms Class A	20,583	13,586,632
Microsoft	96,015	46,434,774
Morgan Stanley	106,690	18,940,676
Netflix †	127,097	11,916,615
NVIDIA	261,931	48,850,132
Salesforce	54,296	14,383,553
Seagate Technology Holdings	33,364	9,188,112
Sherwin-Williams	37,595	12,181,908
Thermo Fisher Scientific	25,567	14,814,798
Unity Software †	183,634	8,111,114
		534,749,046
Total Common Stocks (cost $549,790,649)		872,548,924

NQ- IV958 [1225] 0226 (5191660)    1

Schedule of investments
Nomura Global Growth Fund
	Number of shares	Value (US $)

Short-Term Investments — 0.60%
Money Market Mutual Funds — 0.60%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	1,325,609	$ 1,325,609
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	1,325,609	1,325,609
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	1,325,609	1,325,609
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	1,325,610	1,325,610
Total Short-Term Investments (cost $5,302,437)		5,302,437

Total Value of Securities—99.82% (cost $555,093,086)		877,851,361
Receivables and Other Assets Net of Liabilities — 0.18%		1,562,889
Net Assets Applicable to 22,814,076 Shares Outstanding — 100.00%		$879,414,250

Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $12,328,921, which represents 1.40% of the Fund’s net assets.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV958 [1225] 0226 (5191660)